Schedule of Investments
May 31, 2024 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 97.62%

Aerospace/Aircrafts/Defense - 3.54%
The Boeing Co. (2)	3,470	616,307
RTX Corp.	24,703	2,663,230

		3,279,537
Auto Parts-Retail/Wholesale - 1.75%
Genuine Parts Co.	11,232	1,618,980

Banks - 3.79%
Bank of America Corp.	44,522	1,780,435
Truist Financial Corp.	13,414	506,379
US Bancorp	30,598	1,240,749

		3,527,562
Beverages - 2.49%
The Coca-Cola Co.	19,514	1,228,016
PepsiCo, Inc.	6,313	1,091,518

		2,319,534

Cable & Other Pay Television Services - 1.52%
Comcast Corp., Class A	35,442	1,418,743

Chemicals-Diversified - 2.29%
RPM International, Inc.	18,994	2,129,227

Commercial Services - 1.81%
Ecolab, Inc.	7,265	1,686,933

Communications Equipment - 2.87%
Qualcomm, Inc.	13,090	2,671,015

Consumer Electronics - 0.23%
Apple, Inc.	1,121	215,512

Containers-Paper/Plastic - 1.10%
Amcor PLC (Jersey)	100,638	1,023,488

Cosmetics & Personal Care - 1.38%
Colgate-Palmolive Co.	13,786	1,281,547

Diversified Operations - 1.73%
Corning, Inc.	43,277	1,612,501

Electronic Devices - 0.83%
Texas Instruments, Inc.	2,812	548,368

Electronic Equipment - 2.81%
Carrier Global Corp.	12,226	772,561
Emerson Electric Co.	16,397	1,839,088

		2,611,648
Electronic-Semiconductors - 0.51%
Intel Corp.	15,427	475,923

Financial Services - 3.12%
American Express Co.	4,697	1,127,280
Paychex, Inc.	14,790	1,777,166

		2,904,446

Food-Misc Preparation - 3.93%
Archer Daniels-Midland Co.	17,395	1,086,144
Conagra Brands, Inc.	31,477	940,533
General Mills, Inc.	13,233	909,769
Hormel Foods Corp.	23,372	724,065

		3,660,510
General Household Products - 0.83%
Stanley Black & Decker, Inc.	8,881	774,157

Guided Missiles & Space Vehicles & Parts - 0.33%
Lockheed Martin Corp.	659	309,954

Healthcare - 2.43%
AbbVie, Inc.	8,197	1,321,684
UnitedHealth Group, Inc.	1,900	941,203

		2,262,887
Industrial Inorganic Chemicals - 0.55%
Air Products & Chemicals, Inc.	1,922	512,597

Insurance-Life/Property/Casual - 4.58%
AFLAC, Inc.	21,629	1,943,798
The Travelers Companies, Inc.	10,775	2,324,168

		4,267,966
Leisure Products - 0.81%
Polaris, Inc.	9,055	756,998

Leisure Services - 0.45%
The Walt Disney Co. (2)	3,994	415,017

Machinery-Const./Mining/Farming - 4.22%
Caterpillar, Inc.	6,724	2,276,208
Deere & Co.	4,400	1,648,944

		3,925,152
Machinery-Electrical Equipment - 4.71%
Dover Corp.	10,214	1,877,537
Johnson Controls International PLC (Ireland)	9,786	703,711
Tennant Co.	17,529	1,799,527

		4,380,776
Manufacturing - 1.94%
Illinois Tool Works, Inc.	7,439	1,805,817

Materials - 0.78%
Nucor Corp.	4,284	723,353

Medical Instruments/Products - 0.96%
Medtronic PLC (Ireland)	10,989	894,175

Medical/Dental-Supplies - 1.81%
Becton Dickinson & Co.	7,266	1,685,494

Medical Drugs - 4.60%
Abbott Laboratories	13,766	1,406,748
Johnson & Johnson	9,584	1,405,685
Merck & Co., Inc.	11,740	1,473,840

		4,286,272
National Commercial Banks - 1.22%
JPMorgan Chase & Co.	5,613	1,137,362

Paper & Paper Products - 1.58%
Kimberly Clark Corp.	11,066	1,475,098

Petroleum Refining - 2.14%
Exxon Mobil Corp.	16,971	1,990,019

Refuse Systems - 2.45%
Waste Management, Inc.	10,827	2,281,574

Retail-Catalog & Mail Order Houses - 1.13%
Amazon.com, Inc. (2)	5,940	1,048,054

Retail-Food & Restaurant - 2.36%
Starbucks Corp.	10,035	805,008
Yum! Brands, Inc.	10,142	1,393,815

		2,198,823
Retail-Variety Stores - 2.25%
Costco Wholesale Corp.	2,586	2,094,376

Retail/Wholesale-Building Products - 1.89%
The Home Depot, Inc.	5,256	1,760,077

Semiconductors - 0.53%
Advanced Micro Devices, Inc.	1,350	225,315
NVIDIA Corp. (2)	89	97,573
Taiwan Semiconductor Manufacturing Company Ltd. (2)	1,130	170,675

		493,564

Services-Computer Programming, Data Processing, Etc. - 2.64%
Alphabet, Inc Class A (2)	14,267	2,461,058

Services-Prepackaged Software - 2.79%
Microsoft Corp.	6,254	2,596,223

Shoes & Related Apparel - 0.87%
Nike, Inc. Class B	8,484	806,404

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.82%
The Procter & Gamble Co.	10,271	1,689,990

Telecommunications Services - 0.65%
Cisco Systems, Inc.	13,088	608,592

Transportation-Railroads - 2.10%
Union Pacific Corp.	8,391	1,953,593

Utility-Electric - 4.01%
Duke Energy Corp.	14,976	1,551,064
NextEra Energy, Inc.	27,242	2,179,905

		3,730,969
Utility-Gas Distribution - 1.13%
National Fuel Gas Co.	18,462	1,055,288

Utility-Water - 1.61%
Essential Utilities, Inc.	39,804	1,501,805

Total Common Stock	(Cost $ 36,109,069)	90,868,959

Limited Partnerships - 0.97%

Enterprise Products Partners LP (2)	31,704	903,564

Total Limited Partnerships	(Cost $ 576,755)	903,564

Real Estate Investment Trust - 0.72%

Simon Property Group, Inc.	4,460	674,843

Total Real Estate Investment Trust	(Cost $ 500,049)	674,843

Money Market Registered Investment Companies - 0.49%

Fidelity Investments Treasury Portfolio 4.940% (3)	460,685	460,685

Total Money Market Registered Investment Companies	(Cost $ 460,685)	460,685

Total Investments - 99.80%	(Cost $ 37,646,558)	92,908,051

Other Assets Less Liabilities - .20%		190,651

Total Net Assets - 100.00%		93,098,702

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$92,908,051	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$92,908,051	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at May 31, 2024.